Expense Example	Jun. 15, 2026 USD ($)
Tradr 2X Long QNT Daily ETF | Tradr 2X Long QNT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short QNT Daily ETF | Tradr 2X Short QNT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471